Segments - Revenue by Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 771.6	$ 443.8	$ 245.3
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	233.0	154.5	99.5
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	168.6	106.9	30.7
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	191.2	95.9	39.5
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	31.0	48.8	75.6
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 147.8	$ 37.7	$ 0.0